--------------------------------------------------------------------------------

PC&J PRESERVATION FUND

Semi-Annual Report
to Shareholders
June 30, 2001

--------------------------------------------------------------------------------









     The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2001 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.





                                  James Johnson
                                    Secretary




                                Kathleen Carlson
                                    Treasurer

PC&J PRESERVATION FUND

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2000, 1999, 1998, and 1997 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2001 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

---------------------------------------------------------------------------------------------------------------------------


Selected Data for Each Share of Capital                2001           2000          1999          1998           1997
Stock Outstanding Throughout the Period            (Unaudited)
                                                  -------------------------------------------------------------------------

Net asset value-beginning of period                   $10.88          $10.54        $11.37        $11.14         $10.97
                                                  --------------- ------------- ---------------------------- --------------

Income from investment operations:
     Net investment income                              0.33            0.63          0.61          0.57           0.64
     Net realized and unrealized
       gain (loss) on securities                        0.02            0.35         (0.76)         0.36           0.17
                                                  --------------- ------------- ---------------------------- --------------
Total from investment operations                        0.35            0.98         (0.15)         0.93           0.81
                                                  --------------- ------------- ---------------------------- --------------

Less dividends:
     From net investment income                        (0.00)          (0.63)        (0.61)        (0.57)         (0.64)
     From net realized gain
          on investments                               (0.00)          (0.00)        (0.07)        (0.13)         (0.00)
       From return of capital                                          (0.01)
                                                  --------------- ------------- ---------------------------- --------------
Total dividends                                        (0.00)          (0.64)        (0.68)        (0.70)         (0.64)
                                                  --------------- ------------- ---------------------------- --------------

Net asset value-end of period                         $11.23          $10.88        $10.54        $11.37         $11.14
                                                  =============== ============= ============================ ==============

Total return                                           3.22%            9.35%        (1.32%)        8.35%          7.38%

Ratios to average net assets
     Expenses                                          0.99%*           1.00%         1.00%         1.00%          1.00%
     Net investment income                             5.78%*           5.40%         5.37%         5.25%          5.62%

Portfolio turnover rate                               37.98%*          35.10%        36.25%        44.50%         31.39%

Net assets at end of period (000's)                   $18,484         $18,839       $19,684       $19,852        $16,071









* Annualized

PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                      PERCENT         YEARS
                                                       OF NET           TO           PRINCIPAL             MARKET
SECURITY (Note A)                                      ASSETS        MATURITY         AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS:

Maturity of less than 1 year -                            4.1%

     U.S. Treasury Notes,
         6.250%, due 10-31-01                                           0.25               750,000      $     756,094

                                                                                                       ----------------

Maturity of 1 - 5 years:                                 13.9

     U.S. Treasury Notes,
         6.250%, due 08-31-02                                           1.25             2,500,000          2,563,282

                                                    -------------                                      ----------------
                                                    -------------


TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $3,232,617)                                   18.0                                              $3,319,376

                                                    -------------                                      ----------------


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year -                           10.9

     Sears Roebuck Accept. Corp.
         Notes, 6.610%, due 10-9-01                                     0.25               500,000      $     503,621
     Transamerica Finance Group Inc.
         Notes, 6.125%, due 11-01-01                                    0.25               500,000            502,798
     American Express Credit Corp.
         Notes, 6.125%, due 11-15-01                                    0.50               500,000            503,674
     TRW Inc.
         Notes, 6.500%, due 06-01-02                                    0.75               500,000            502,346
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            2,012,439

                                                                                                       ----------------

Maturity of 1 - 5 years:                                   4.1
     Salomon Smith Barney Inc.
         Notes, 4.000%, due 09-30-03                                    2.25               250,000      $     248,870
     Lehman Brothers Holdings Inc.
         Notes, 7.250%, due 10-15-03                                    2.25               500,000            517,866
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                              766,736

                                                                                                       ----------------

Maturity of 10 - 20 years - 4.0 Ford Motor Credit Co.
         Notes, 7.125%, due 07-16-12                                   11.00               750,000            733,049

                                                    -------------                                      ----------------
                                                    -------------


TOTAL U.S. CORPORATE OBLIGATIONS
     (Cost $3,474,633)                                    19.0%                                            $3,512,224

                                                    -------------                                      ----------------
                                                    -------------



PC&J PRESERVATION FUND

JUNE 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                      PERCENT         YEARS
                                                       OF NET           TO           PRINCIPAL             MARKET
SECURITY (Note A)                                      ASSETS        MATURITY         AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------

TAXABLE MUNICIPAL OBLIGATIONS:


Maturity of less than 1 year -                            2.9%

     New York, NY Taxable Bonds,
         10.000%, due 08-01-01                                          0.25               130,000      $     130,468
     Virgin Islands Fin. Auth. Rev. Taxable
         Bonds, 6.990%, due 10-01-01                                    0.25               400,000            401,472
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                              531,940

                                                                                                       ----------------



Maturity of 1 - 5 years:                                  7.7

     Ohio Development Assistance Taxable
         Bonds, 6.820%, due 04-01-03                                    1.75               500,000            511,935
     Philadelphia, PA Industrial Dev. Taxable
         Bonds, 6.488%, due 06-15-04                                    3.00               285,926            287,807
     Rome, NY Hsg. Dev. Taxable Bonds,
         6.500%, due 01-01-05                                           3.50               260,000            262,163
     Cleveland, OH Airport Taxable Bonds,
         6.490%, due 01-01-06                                           4.50               365,000            371,395
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            1,433,300

                                                                                                       ----------------
                                                                                                       ----------------


Maturity of 5 - 10 years:                                10.8

     Chicago Heights, IL GO Taxable
         Bonds, 7.350%, due 12-01-07                                    6.50               170,000            181,698
     Oklahoma City, OK Airport Taxable
         Bonds, 6.950%, due 07-01-08                                    7.00               475,000            485,412
     Dayton, OH Hsg. Impr. Taxable
         Bonds, 6.250%, due 11-01-08                                    7.25               140,000            137,249
     Scranton, PA U.S. Govt. Gtd. Taxable
         Notes, 7.720%, due 08-01-09                                    8.00               285,000            291,669
     Texas State Water Fin. Asst. Taxable
         Bonds, 6.550%, due 08-01-09                                    8.00               400,000            408,788
     Dayton, OH Econ. Dev. Taxable
         Bonds, 6.380%, due 12-01-09                                    8.50               500,000            493,260
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                         $  1,998,076

                                                                                                       ----------------
                                                                                                       ----------------








See notes to financial statements.


PC&J PRESERVATION FUND

JUNE 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                      PERCENT         YEARS
                                                       OF NET           TO           PRINCIPAL             MARKET
SECURITY (Note A)                                      ASSETS        MATURITY         AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------

Maturity of 10 - 20 years:                               19.5%

     Pima County, AZ  Indl. Taxable
         Bonds, 9.000%, due 04-01-12                                   10.75               305,000      $     318,804
     Mississippi State GO Taxable
         Bonds, 6.750%, due 11-01-12                                   11.25               300,000            304,965
     Denver, CO School Dist. Taxable Bonds,
         6.940%, due 12-15-02                                          11.50               500,000            505,885
     New York, NY Taxable Bonds,
         9.000%, due 02-01-13                                          11.50                50,000             50,940
     St. Cloud, MN Taxable Bonds,
         6.700%, due 02-01-13                                          11.50                70,000             70,286
     Dayton, OH Taxable Bonds,
         6.500%, due 11-01-13                                          12.25               250,000            245,453
     Sacramento CA Redev. Agency Taxable
         Bonds, 6.375%, due 11-01-13                                   12.25               200,000            193,116
     North Carolina St Univ. Raleigh Taxable
         Bonds, 8.200%, due 12-15-13                                   12.50               200,000            210,850
     Jackson Cnty., MS GO Taxable Bonds,
         8.250%, due 03-01-14                                          12.75               135,000            145,136
     Jackson Cnty., MS GO Taxable Bonds,
         8.250%, due 03-01-15                                          13.75               210,000            225,767
     Ohio State Taxable Bonds,
         7.600%, due 10-01-16                                          15.25               750,000            796,725
     Palmdale, CA Redev. Taxable
         Bonds, 7.900%, due 09-01-17                                   16.25               225,000            247,169
     California Hsg. Finance Rev. Taxable
         Bonds, 7.200%, due 08-01-19                                   18.00               285,000            285,000
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            3,600,096

                                                    -------------                                      ----------------
                                                    -------------

TOTAL TAXABLE MUNICIPAL
     OBLIGATIONS (Cost $7,606,565)                       40.9%                                           $  7,563,412

                                                    -------------                                      ----------------















See notes to financial statements.


PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                      PERCENT         YEARS
                                                       OF NET           TO           PRINCIPAL             MARKET
SECURITY (Note A)                                      ASSETS        MATURITY         AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
     AGENCY, U.S. CORPORATE AND
      TAXABLE MUNICIPAL OBLIGATIONS
     (Cost $14,313,815)                                   77.9%                                           $14,395,012

                                                    -------------                                      ----------------
                                                    -------------


SHORT-TERM OBLIGATIONS                                    20.8
     Firstar Treasury Fund                                                                                      5,378
     Firstar Federal Prime Obligations Fund                                                                 3,850,000
                                                                                                       ----------------

TOTAL SHORT-TERM OBLIGATIONS
     (Cost $3,855,378)                                                                                      3,855,378

                                                    -------------                                      ----------------


TOTAL INVESTMENTS
     (Cost $18,169,193)(1)                                98.7%                                           $18,250,390

                                                    =============                                      ================




























(1)Represents cost for federal income tax purposes
and differs from value by net unrealized
depreciation.               (See Note D)

See notes to financial statements.


PC&J PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------


ASSETS:
Investments in securities, at market value                                                                $18,250,390
         (Cost basis - $18,169,193) (Notes A& D)
Receivables - Interest                                                                                        243,389
Receivables - Fund shares sold                                                                                  5,362
                                                                                                       ----------------

Total assets                                                                                               18,499,141

LIABILITIES  - Accrued expenses (Note B)                                                                      (15,250)
                                                                                                       ----------------
                                                                                                       ----------------

NET ASSETS                                                                                                $18,483,891

                                                                                                       ================

SHARES OUTSTANDING (Unlimited authorization - no par value):
         Beginning of year                                                                                  1,731,620
         Net (decrease)  (Note C)                                                                             (86,365)
                                                                                                       ----------------

         End of period                                                                                      1,645,255

                                                                                                       ================


NET ASSET VALUE, offering price and redemption price per share                                               $11.23

                                                                                                       ================


NET ASSETS CONSIST OF:
         Paid in capital                                                                                  $18,025,233
         Net unrealized appreciation on investments                                                            81,197
         Undistributed net investment income                                                                  539,420
         Accumulated net realized (loss) on investments                                                      (161,959)
                                                                                                       ----------------

         Net Assets                                                                                       $18,483,891

                                                                                                       ================





















See notes to financial statements.


PC&J PRESERVATION FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME - Interest (Note A):                                                                  $     631,968

                                                                                                       ----------------

EXPENSES (Note B):
         Investment advisory fee                                                                               46,274
         Management fee                                                                                        46,274
                                                                                                       ----------------

Total expenses                                                                                                 92,548

                                                                                                       ----------------

NET INVESTMENT INCOME                                                                                         539,420

                                                                                                       ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
         Change in net realized gain (loss) on investments                                                     23,096
         Change in unrealized appreciation (depreciation) of investments                                       39,192
                                                                                                       ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                         62,288

                                                                                                       ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                              $     601,708

                                                                                                       ================































See notes to financial statements.


PC&J PRESERVATION FUND

STATEMENT OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------------

                                                                        For the Six Months             For the Year
                                                                                 Ended                      Ended
                                                                           June 30, 2001          December 31,2000
                                                                             (Unaudited)
                                                                           --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
         Net investment income                                               $    539,420            $  1,036,195
         Change in net realized gain (loss) on investments                         23,096                (185,055)
         Change in unrealized appreciation (depreciation) of
           investments                                                             39,192                 863,445
                                                                           ----------------        ----------------

Net increase (decrease) in net assets from operations                             601,708               1,714,585

DIVIDENDS TO SHAREHOLDERS:
         Dividends from net investment income                                           0              (1,036,195)
         Dividends from net realized gain on investments                                0                       0
         Return of Capital                                                              0                 (24,707)
                                                                           ----------------        ----------------

Net (decrease) in assets from dividends to shareholders                                 0              (1,060,902)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE                   (956,359)             (1,499,415)
TRANSACTIONS (Note C)
                                                                           ----------------        ----------------

Total (decrease) in net assets                                                   (354,651)               (845,732)

NET ASSETS:
         Beginning of period                                                   18,838,542              19,684,274
                                                                           ----------------        ----------------

         End of period                                                        $18,483,891             $18,838,542


                                                                           ================        ================
























See notes to financial statements.

PC&J PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Investments in securities for which quotations are readily available are valued on the basis of quotations from dealers or an independent pricing service with consideration of such factors as yield, coupon rate, maturity, type of issue and other market information. All other securities are valued using established procedures which involve approximating the yield-to-maturity of similar securities traded on a national exchange.

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by Federal Income Tax regulations. Realized gains and losses on sales are determined using the first-in, first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

     The Fund has an investment advisory agreement with Parker, Carlson & Johnson, Inc. (the "Advisor"), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $46,274 for the six months ended June 30, 2001.

     The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $46,274 for the six months ended June 30, 2001.

     The Fund's shareholders have adopted a Distribution Expense Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

     Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

PC&J PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)


---------------------------------------------------------------------------------------------------------------------

C. CAPITAL SHARE TRANSACTIONS                   For the Six Months Ending                For the Year Ending
                                                      June 30, 2001                       December 31, 2000
                                                       (Unaudited)
                                            -------------------------------------------------------------------------

    Shares sold                                    13,922        $    154,305            69,988        $    754,466
    Shares issued in reinvestment of                    0                   0            97,669
      dividends                                                                                           1,060,902
                                               ------------    ----------------      -------------   ----------------
                                                               ----------------      -------------   ----------------
                                                   13,922             154,305           167,657           1,815,368
    Shares redeemed                              (100,287)         (1,110,464)         (304,037)         (3,314,783)
                                               ------------    ----------------

    Net increase (decrease)                       (86,365)       $   (956,359)         (136,380)       $ (1,499,415)
                                               ============    ================      =============   ================


D. INVESTMENT TRANSACTIONS

     Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2001, aggregated $2,731,611 and $574,748, respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2001, aggregated $757,617 and $7,103,399, respectively.

     At June 30, 2001, gross unrealized appreciation on investments was $166,332 and gross unrealized depreciation on investments was $85,135 for a net unrealized appreciation of $81,197 for financial reporting and federal income tax purposes.



E. ADOPTION OF NEW ACCOUNTING PRINCIPLE

     The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund has begun amortizing discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities as an adjustment of interest income, except at maturity or sale. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.